CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands	Ordinary shares [Member]	Share premium [Member]	Warrants [Member]	Capital reserve [Member]	Other comprehensive loss [Member]	Accumulated deficit [Member]	Total
BALANCE at Dec. 31, 2023	$ 31,355	$ 355,482	$ 1,408	$ 17,000	$ (1,416)	$ (390,606)	$ 13,223
CHANGES FOR THE PERIOD:
Issuance of share capital and warrants, net	3,056	(3,056)	0	0	0	0	0
Employee stock options expired	0	0	0	(66)	0	0	(66)
Share-based compensation	0	0	0	1,036	0	0	1,036
Comprehensive income (loss) for the period	0	0	0	0	0	(212)	(212)
BALANCE at Jun. 30, 2024	34,411	352,426	1,408	17,970	(1,416)	(390,818)	13,891
BALANCE at Dec. 31, 2024	38,097	353,693	5,367	17,547	(1,416)	(399,827)	13,461
CHANGES FOR THE PERIOD:
Issuance of share capital, pre-funded warrants and warrants, net	25,664	(20,988)	501	0	0	0	5,177
Pre-funded warrants exercised	8,058	(5,876)	(2,182)	0	0	0	0
Employee stock options expired	0	646	0	(646)	0	0	0
Share-based compensation	0	0	0	247	0	0	247
Comprehensive income (loss) for the period	0	0	0	0	0	1,187	1,187
BALANCE at Jun. 30, 2025	$ 71,819	$ 327,475	$ 3,686	$ 17,148	$ (1,416)	$ (398,640)	$ 20,072